Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	2,051,540
Maximum Aggregate Offering Price	$ 70,367,835.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,717.80
Rule 457(f)	true
Amount of Securities Received | shares	976,924
Value of Securities Received, Per Share	80.03
Value of Securities Received	$ 78,183,227.72
Cash Consideration Paid	7,815,392.00
Fee Note MAOP	$ 70,367,835.72
Offering Note	(1) Represents the estimated maximum number of common shares, without par value, of Peoples Bancorp Inc. ("Peoples", and such shares the "Peoples common shares") estimated to be issuable upon completion of the merger of Citizens National Corporation ("Citizens") with and into Peoples (such merger, the "merger") described in the proxy statement/prospectus contained herein, which is the product of 976,924 common shares, without par value, of Citizens ("Citizens common shares"), issued and outstanding, multiplied by the exchange ratio of 2.10 Peoples common shares per each Citizens common share. (2) Calculated pursuant to Rule 457(f)(1) and (3) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act. Citizens common shares are traded on the OTC Market Group's OTCID Market. Therefore, the maximum aggregate offering price has been calculated as (i) the product of (a) $80.03, the average of the bid and asked price per Citizens common share as reported on the OTC Market Group's OTCID Market as of May 26, 2026, and (b) 976,924, the number of Citizens common shares to be exchanged in the merger, minus (ii) $7,815,392, the maximum amount of cash to be paid by the registrant in connection with the merger and the other transactions described in the enclosed proxy statement/prospectus and the merger agreement. (3) Computed in accordance with Rule 457(f) under the Securities Act to be $9,717.80, which is equal to 0.0001381 multiplied by the proposed maximum aggregate offering price of $70,367,835.72.